Average Annual Total Returns - First Trust Dorsey Wright Peoples Portfolio ETF	First Trust Dorsey Wright Peoples Portfolio ETF 1 Year	First Trust Dorsey Wright Peoples Portfolio ETF 5 Years	First Trust Dorsey Wright Peoples Portfolio ETF Since Inception	First Trust Dorsey Wright Peoples Portfolio ETF Inception Date	First Trust Dorsey Wright Peoples Portfolio ETF After tax on distributions 1 Year	First Trust Dorsey Wright Peoples Portfolio ETF After tax on distributions 5 Years	First Trust Dorsey Wright Peoples Portfolio ETF After tax on distributions Since Inception	First Trust Dorsey Wright Peoples Portfolio ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dorsey Wright Peoples Portfolio ETF After tax on distributions and sale of fund shares 5 Years	First Trust Dorsey Wright Peoples Portfolio ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Dorsey Wright People's Portfolio Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq Dorsey Wright People's Portfolio Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq Dorsey Wright People's Portfolio Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(14.42%)	4.58%	5.74%	Aug. 29, 2012	(14.63%)	4.08%	5.16%	(8.55%)	3.32%	4.27%	(13.84%)	[1]	[1]	[1]	18.40%	15.22%	14.78%	21.42%

[1]	On August 18, 2017, the Fund's underlying index changed from the CBOE® VIX® Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio Index. Therefore, the Fund’s performance and total returns shown for the periods prior to August 18, 2017, are not necessarily indicative of the performance the Fund, based on the current Index, would have generated. Since the Fund's current Index had an inception date of July 24, 2017, it was not in existence for all of the periods disclosed.